Accounts payable, accrued and other liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Accrued Expenses And Other Liabilities Text Block Abstract
Accounts payable, accrued and other liabilities
6	Accounts payable, accrued and other liabilities

	December 31, 2022 $	December 31, 2021 $

Trade payables	3,186	4,628
Accrued and other liabilities	5,849	3,893
Payroll taxes	2	17
Amounts due to Directors	–	69
	9,037	8,607